Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® In Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses3 (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.50%
NT Emerging Markets Fund	0.00%
NT Equity Growth Fund	10.00%
NT Global Real Estate Fund	1.00%
NT Growth Fund	4.50%
NT Heritage Fund	2.25%
NT International Growth Fund	4.50%
NT International Small-Mid Cap Fund	0.00%
NT International Value Fund	2.25%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	4.50%
NT Small Company Fund	2.00%

Fixed-Income Securities (Bond Funds)	45.00%
Emerging Markets Debt Fund	1.13%
Global Bond Fund	7.88%
Inflation-Adjusted Bond Fund	3.04%
International Bond Fund	2.25%
NT Diversified Bond Fund	20.23%
NT High Income Fund	3.38%
Short Duration Inflation Protection Bond Fund	7.09%

Cash Equivalents (Money Market Fund)	10.00%
U.S. Government Money Market Fund	10.00%

The neutral mix of One Choice In Retirement Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 9.30% Lowest Performance Quarter (4Q 2008): -9.20%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.68%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | S & P Target Date Retirement Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	3.88%
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARTOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 976
Annual Return 2007	rr_AnnualReturn2007	7.18%
Annual Return 2008	rr_AnnualReturn2008	(16.57%)
Annual Return 2009	rr_AnnualReturn2009	16.42%
Annual Return 2010	rr_AnnualReturn2010	10.07%
Annual Return 2011	rr_AnnualReturn2011	3.58%
Annual Return 2012	rr_AnnualReturn2012	10.13%
Annual Return 2013	rr_AnnualReturn2013	11.11%
Annual Return 2014	rr_AnnualReturn2014	6.20%
Annual Return 2015	rr_AnnualReturn2015	(1.69%)
Annual Return 2016	rr_AnnualReturn2016	5.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 759
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,771
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.44%)	[6]
5 Years	rr_AverageAnnualReturnYear05	4.73%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.97%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[6]
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,101
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	3.81%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARSRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,554
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.39%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 666
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.20%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[8]
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2020 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2020 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	47.00%
NT Core Equity Plus Fund	3.01%
NT Disciplined Growth Fund	1.66%
NT Emerging Markets Fund	0.50%
NT Equity Growth Fund	9.78%
NT Global Real Estate Fund	1.10%
NT Growth Fund	4.85%
NT Heritage Fund	2.74%
NT International Growth Fund	4.51%
NT International Small-Mid Cap Fund	0.13%
NT International Value Fund	2.51%
NT Large Company Value Fund	9.53%
NT Mid Cap Value Fund	4.77%
NT Small Company Fund	1.91%

Fixed-Income Securities (Bond Funds)	44.00%
Emerging Markets Debt Fund	1.32%
Global Bond Fund	7.70%
Inflation-Adjusted Bond Fund	3.50%
International Bond Fund	2.20%
NT Diversified Bond Fund	19.80%
NT High Income Fund	3.52%
Short Duration Inflation Protection Bond Fund	5.96%

Cash Equivalents (Money Market Fund)	9.00%
U.S. Government Money Market Fund	9.00%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 11.07% Lowest Performance Quarter (4Q 2008): -11.97%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.17%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | S&P Target Date To 2020 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2020 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARBVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 976
Annual Return 2009	rr_AnnualReturn2009	20.11%
Annual Return 2010	rr_AnnualReturn2010	11.70%
Annual Return 2011	rr_AnnualReturn2011	2.50%
Annual Return 2012	rr_AnnualReturn2012	11.47%
Annual Return 2013	rr_AnnualReturn2013	12.58%
Annual Return 2014	rr_AnnualReturn2014	6.61%
Annual Return 2015	rr_AnnualReturn2015	(1.61%)
Annual Return 2016	rr_AnnualReturn2016	6.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.97%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.98%
5 Years	rr_AverageAnnualReturnYear05	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARBSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	341
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 770
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARBMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,771
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.35%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,101
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARBRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,554
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARBDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.40%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[9]
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	52.00%
NT Core Equity Plus Fund	2.99%
NT Disciplined Growth Fund	2.03%
NT Emerging Markets Fund	1.75%
NT Equity Growth Fund	9.48%
NT Global Real Estate Fund	1.35%
NT Growth Fund	5.45%
NT Heritage Fund	3.65%
NT International Growth Fund	4.87%
NT International Small-Mid Cap Fund	0.44%
NT International Value Fund	3.12%
NT Large Company Value Fund	9.73%
NT Mid Cap Value Fund	5.49%
NT Small Company Fund	1.65%

Fixed-Income Securities (Bond Funds)	41.50%
Emerging Markets Debt Fund	1.76%
Global Bond Fund	7.26%
Inflation-Adjusted Bond Fund	4.30%
International Bond Fund	2.08%
NT Diversified Bond Fund	18.67%
NT High Income Fund	3.84%
Short Duration Inflation Protection Bond Fund	3.59%

Cash Equivalents (Money Market Fund)	6.50%
U.S. Government Money Market Fund	6.50%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 11.70% Lowest Performance Quarter (4Q 2008): -13.92%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 9.22%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | S&P Target To 2025 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2025 Index4 (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.17%	[10]
5 Years	rr_AverageAnnualReturnYear05	7.24%	[10]
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | S&P Target 2025 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	8.37%
10 Years	rr_AverageAnnualReturnYear10	4.78%
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,022
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(25.02%)
Annual Return 2009	rr_AnnualReturn2009	21.24%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Annual Return 2011	rr_AnnualReturn2011	1.77%
Annual Return 2012	rr_AnnualReturn2012	12.14%
Annual Return 2013	rr_AnnualReturn2013	14.04%
Annual Return 2014	rr_AnnualReturn2014	6.87%
Annual Return 2015	rr_AnnualReturn2015	(1.52%)
Annual Return 2016	rr_AnnualReturn2016	6.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.92%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.20%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.29%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 794
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.08%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.88%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.10%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	987
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,142
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	3.94%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,597
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 690
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.48%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[11]
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2030 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	57.50%
NT Core Equity Plus Fund	3.01%
NT Disciplined Growth Fund	2.41%
NT Emerging Markets Fund	2.51%
NT Equity Growth Fund	9.27%
NT Global Real Estate Fund	1.60%
NT Growth Fund	6.61%
NT Heritage Fund	4.26%
NT International Growth Fund	5.26%
NT International Small-Mid Cap Fund	0.75%
NT International Value Fund	3.76%
NT Large Company Value Fund	10.03%
NT Mid Cap Value Fund	6.02%
NT Small Company Fund	2.01%

Fixed-Income Securities (Bond Funds)	37.50%
Emerging Markets Debt Fund	2.06%
Global Bond Fund	6.75%
Inflation-Adjusted Bond Fund	4.32%
International Bond Fund	1.50%
NT Diversified Bond Fund	17.25%
NT High Income Fund	3.94%
Short Duration Inflation Protection Bond Fund	1.68%

Cash Equivalents (Money Market Fund)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 12.53% Lowest Performance Quarter (3Q 2011): -10.33%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 10.09%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | S&P Target Date To 2030
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARCVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	270
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,056
Annual Return 2009	rr_AnnualReturn2009	22.88%
Annual Return 2010	rr_AnnualReturn2010	13.39%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	12.79%
Annual Return 2013	rr_AnnualReturn2013	15.86%
Annual Return 2014	rr_AnnualReturn2014	7.22%
Annual Return 2015	rr_AnnualReturn2015	(1.37%)
Annual Return 2016	rr_AnnualReturn2016	6.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.33%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARCSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 829
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.06%)	[6]
5 Years	rr_AverageAnnualReturnYear05	6.46%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARWOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,173
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.34%
5 Years	rr_AverageAnnualReturnYear05	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,630
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARCUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	317
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.74%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[12]
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	63.75%
NT Core Equity Plus Fund	3.27%
NT Disciplined Growth Fund	2.80%
NT Emerging Markets Fund	3.02%
NT Equity Growth Fund	9.31%
NT Global Real Estate Fund	1.86%
NT Growth Fund	7.99%
NT Heritage Fund	4.57%
NT International Growth Fund	6.17%
NT International Small-Mid Cap Fund	1.07%
NT International Value Fund	4.41%
NT Large Company Value Fund	10.57%
NT Mid Cap Value Fund	6.04%
NT Small Company Fund	2.67%

Fixed-Income Securities (Bond Funds)	31.25%
Emerging Markets Debt Fund	2.11%
Global Bond Fund	6.02%
Inflation-Adjusted Bond Fund	3.43%
International Bond Fund	0.47%
NT Diversified Bond Fund	15.15%
NT High Income Fund	3.67%
Short Duration Inflation Protection Bond Fund	0.40%

Cash Equivalents (Money Market Fund)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 13.46% Lowest Performance Quarter (4Q 2008): -17.42%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 10.97%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | S&P Target Date To 2035
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2035 Index4 (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.27%	[13]
5 Years	rr_AverageAnnualReturnYear05	8.55%	[13]
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | S&P Target Date 2035
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2035 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	9.59%
10 Years	rr_AverageAnnualReturnYear10	4.86%
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARYIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,081
Annual Return 2007	rr_AnnualReturn2007	10.36%
Annual Return 2008	rr_AnnualReturn2008	(30.58%)
Annual Return 2009	rr_AnnualReturn2009	24.31%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Annual Return 2011	rr_AnnualReturn2011	0.37%
Annual Return 2012	rr_AnnualReturn2012	13.62%
Annual Return 2013	rr_AnnualReturn2013	17.92%
Annual Return 2014	rr_AnnualReturn2014	7.56%
Annual Return 2015	rr_AnnualReturn2015	(1.23%)
Annual Return 2016	rr_AnnualReturn2016	6.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.42%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 854
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05	8.89%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARYAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.13%	[6]
5 Years	rr_AverageAnnualReturnYear05	7.13%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.29%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,013
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,195
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	4.12%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARYRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,653
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARLDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 751
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.95%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[14]
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2040 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	70.00%
NT Core Equity Plus Fund	3.24%
NT Disciplined Growth Fund	3.04%
NT Emerging Markets Fund	3.49%
NT Equity Growth Fund	9.72%
NT Global Real Estate Fund	2.09%
NT Growth Fund	9.38%
NT Heritage Fund	5.38%
NT International Growth Fund	6.56%
NT International Small-Mid Cap Fund	1.38%
NT International Value Fund	4.81%
NT Large Company Value Fund	11.49%
NT Mid Cap Value Fund	6.28%
NT Small Company Fund	3.14%

Fixed-Income Securities (Bond Funds)	26.00%
Emerging Markets Debt Fund	1.95%
Global Bond Fund	5.20%
Inflation-Adjusted Bond Fund	2.60%
International Bond Fund	0.00%
NT Diversified Bond Fund	13.00%
NT High Income Fund	3.25%
Short Duration Inflation Protection Bond Fund	0.00%

Cash Equivalents (Money Market Fund)	4.00%
U.S. Government Money Market Fund	4.00%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 14.38% Lowest Performance Quarter (3Q 2011): -12.68%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.91%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | S&P Target Date To 2040
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,115
Annual Return 2009	rr_AnnualReturn2009	25.95%
Annual Return 2010	rr_AnnualReturn2010	14.99%
Annual Return 2011	rr_AnnualReturn2011	(0.27%)
Annual Return 2012	rr_AnnualReturn2012	14.50%
Annual Return 2013	rr_AnnualReturn2013	19.69%
Annual Return 2014	rr_AnnualReturn2014	8.03%
Annual Return 2015	rr_AnnualReturn2015	(1.32%)
Annual Return 2016	rr_AnnualReturn2016	6.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.68%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 889
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	9.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,898
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.41%	[6]
5 Years	rr_AverageAnnualReturnYear05	7.74%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARNOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,226
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,686
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 775
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.23%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[15]
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	76.25%
NT Core Equity Plus Fund	3.75%
NT Disciplined Growth Fund	3.18%
NT Emerging Markets Fund	4.49%
NT Equity Growth Fund	10.24%
NT Global Real Estate Fund	2.35%
NT Growth Fund	10.21%
NT Heritage Fund	6.15%
NT International Growth Fund	6.82%
NT International Small-Mid Cap Fund	1.69%
NT International Value Fund	5.00%
NT Large Company Value Fund	12.57%
NT Mid Cap Value Fund	6.80%
NT Small Company Fund	3.00%

Fixed-Income Securities (Bond Funds)	22.25%
Emerging Markets Debt Fund	1.67%
Global Bond Fund	4.45%
Inflation-Adjusted Bond Fund	2.23%
International Bond Fund	0.00%
NT Diversified Bond Fund	11.12%
NT High Income Fund	2.78%
Short Duration Inflation Protection Bond Fund	0.00%

Cash Equivalents (Money Market Fund)	1.50%
U.S. Government Money Market Fund	1.50%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 14.89% Lowest Performance Quarter (4Q 2008): -19.49%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 12.90%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | S&P Target Date To 2045
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2045 Index4 (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.14%	[16]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[16]
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | S&P Target Date 2045
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2045 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.54%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	4.89%
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AROIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,151
Annual Return 2007	rr_AnnualReturn2007	10.74%
Annual Return 2008	rr_AnnualReturn2008	(33.64%)
Annual Return 2009	rr_AnnualReturn2009	26.36%
Annual Return 2010	rr_AnnualReturn2010	15.50%
Annual Return 2011	rr_AnnualReturn2011	(0.78%)
Annual Return 2012	rr_AnnualReturn2012	15.00%
Annual Return 2013	rr_AnnualReturn2013	21.08%
Annual Return 2014	rr_AnnualReturn2014	8.40%
Annual Return 2015	rr_AnnualReturn2015	(1.38%)
Annual Return 2016	rr_AnnualReturn2016	7.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.49%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	9.78%
10 Years	rr_AverageAnnualReturnYear10	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05	8.54%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	7.57%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AOOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 926
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.43%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AROAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,931
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.84%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.22%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.54%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AROCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,044
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,258
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05	8.69%
10 Years	rr_AverageAnnualReturnYear10	4.38%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARORX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,720
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARDOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 801
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.62%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[17]
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	81.00%
NT Core Equity Plus Fund	4.51%
NT Disciplined Growth Fund	3.31%
NT Emerging Markets Fund	5.26%
NT Equity Growth Fund	10.27%
NT Global Real Estate Fund	2.60%
NT Growth Fund	10.73%
NT Heritage Fund	6.61%
NT International Growth Fund	6.81%
NT International Small-Mid Cap Fund	2.00%
NT International Value Fund	5.21%
NT Large Company Value Fund	13.42%
NT Mid Cap Value Fund	7.01%
NT Small Company Fund	3.26%

Fixed-Income Securities (Bond Funds)	19.00%
Emerging Markets Debt Fund	1.43%
Global Bond Fund	3.80%
Inflation-Adjusted Bond Fund	1.90%
International Bond Fund	0.00%
NT Diversified Bond Fund	9.49%
NT High Income Fund	2.38%
Short Duration Inflation Protection Bond Fund	0.00%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 15.07% Lowest Performance Quarter (3Q 2011): -14.04%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 13.62%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | S&P Target Date To 2050
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARFVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,185
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	15.70%
Annual Return 2011	rr_AnnualReturn2011	(0.96%)
Annual Return 2012	rr_AnnualReturn2012	15.39%
Annual Return 2013	rr_AnnualReturn2013	21.58%
Annual Return 2014	rr_AnnualReturn2014	8.60%
Annual Return 2015	rr_AnnualReturn2015	(1.59%)
Annual Return 2016	rr_AnnualReturn2016	7.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.04%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	8.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARFSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 950
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARFMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,963
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.96%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.43%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARFDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,289
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	8.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARFWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,752
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARFEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 826
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.76%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[18]
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	83.50%
NT Core Equity Plus Fund	4.51%
NT Disciplined Growth Fund	3.44%
NT Emerging Markets Fund	6.26%
NT Equity Growth Fund	10.52%
NT Global Real Estate Fund	2.86%
NT Growth Fund	10.86%
NT Heritage Fund	6.55%
NT International Growth Fund	6.34%
NT International Small-Mid Cap Fund	2.31%
NT International Value Fund	5.40%
NT Large Company Value Fund	13.99%
NT Mid Cap Value Fund	6.70%
NT Small Company Fund	3.76%

Fixed-Income Securities (Bond Funds)	16.50%
Emerging Markets Debt Fund	1.24%
Global Bond Fund	3.30%
Inflation-Adjusted Bond Fund	1.65%
International Bond Fund	0.00%
NT Diversified Bond Fund	8.25%
NT High Income Fund	2.06%
Short Duration Inflation Protection Bond Fund	0.00%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2012): 11.54% Lowest Performance Quarter (3Q 2015): -7.42%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 13.97%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | S&P Target Date To 2055 Plus Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AREVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,196
Annual Return 2012	rr_AnnualReturn2012	15.51%
Annual Return 2013	rr_AnnualReturn2013	22.21%
Annual Return 2014	rr_AnnualReturn2014	8.80%
Annual Return 2015	rr_AnnualReturn2015	(1.64%)
Annual Return 2016	rr_AnnualReturn2016	7.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.42%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	9.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARENX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 961
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AREMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,207
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,973
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AREFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	617
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,298
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AREOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,762
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.06%
5 Years	rr_AverageAnnualReturnYear05	9.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AREUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 837
Label	rr_AverageAnnualReturnLabel	R6 Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.96%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[19]
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® 2060 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing futures. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	85.00%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.50%
NT Emerging Markets Fund	6.50%
NT Equity Growth Fund	10.75%
NT Global Real Estate Fund	3.00%
NT Growth Fund	11.00%
NT Heritage Fund	6.75%
NT International Growth Fund	6.00%
NT International Small-Mid Cap Fund	2.50%
NT International Value Fund	5.50%
NT Large Company Value Fund	14.25%
NT Mid Cap Value Fund	6.75%
NT Small Company Fund	4.00%

Fixed-Income Securities (Bond Funds)	15.00%
Emerging Markets Debt Fund	1.13%
Global Bond Fund	3.00%
Inflation-Adjusted Bond Fund	1.50%
International Bond Fund	0.00%
NT Diversified Bond Fund	7.49%
NT High Income Fund	1.88%
Short Duration Inflation Protection Bond Fund	0.00%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total ReturnsAverage Annual Total Returns For the calendar year ended December 31, 2016
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2016): 9.30% Lowest Performance Quarter (1Q 2016): 0.49%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 14.16%.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | S&P Target Date To 2055 Plus Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.63%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,196
Annual Return 2016	rr_AnnualReturn2016	7.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.49%
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.71%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 961
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,207
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,973
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	617
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,298
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.70%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,762
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 837
Label	rr_AverageAnnualReturnLabel	R6 Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.99%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2017	[20]
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® Portfolio: Very Conservative
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	69.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	20.50%
Equity Growth Fund	4.00%	Emerging Markets Debt Fund	1.50%
Growth Fund	2.50%	Global Bond Fund	8.00%
Heritage Fund	1.50%	Inflation-Adjusted Bond Fund	10.00%
Large Company Value Fund	7.00%	International Bond Fund	7.00%
Mid Cap Value Fund	5.00%	NT High Income Fund	2.00%
NT Disciplined Growth Fund	1.00%	Short Duration Fund	7.00%
Real Estate Fund	2.00%	Short Duration Inflation Protection Bond Fund	13.00%
Small Company Fund	1.00%
		Cash Equivalents (Money Market Funds)	6.00%
		U.S. Government Money Market Fund	6.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	20-30%	55-75%	3-25%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 6.20% Lowest Performance Quarter (4Q 2008): -3.97%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.79%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | Russell 3000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	7.07%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AONIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	(6.66%)
Annual Return 2009	rr_AnnualReturn2009	10.59%
Annual Return 2010	rr_AnnualReturn2010	6.84%
Annual Return 2011	rr_AnnualReturn2011	4.88%
Annual Return 2012	rr_AnnualReturn2012	6.78%
Annual Return 2013	rr_AnnualReturn2013	4.27%
Annual Return 2014	rr_AnnualReturn2014	5.54%
Annual Return 2015	rr_AnnualReturn2015	(1.12%)
Annual Return 2016	rr_AnnualReturn2016	5.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.97%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AORHX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,454
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.07%
5 Years	rr_AverageAnnualReturnYear05	3.66%	[21]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2015
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® Portfolio: Conservative
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a sizeable portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	49.00%
Core Equity Plus Fund	2.00%	Diversified Bond Fund	20.50%
Equity Growth Fund	7.00%	Emerging Markets Debt Fund	2.00%
Growth Fund	4.75%	Global Bond Fund	7.00%
Heritage Fund	3.25%	Inflation-Adjusted Bond Fund	7.00%
International Growth Fund	5.50%	International Bond Fund	5.50%
Large Company Value Fund	7.00%	NT High Income Fund	2.00%
Mid Cap Value Fund	6.00%	Short Duration Inflation Protection Bond Fund	5.00%
NT Disciplined Growth Fund	1.50%
NT Global Real Estate Fund	2.00%	Cash Equivalents (Money Market Funds)	6.00%
NT International Small-Mid Cap Fund	1.00%	U.S. Government Money Market Fund	6.00%
NT International Value Fund	3.50%
Small Company Fund	1.50%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	39-51%	38-55%	2-20%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 9.27% Lowest Performance Quarter (4Q 2008): -8.82%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.36%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE | Russell 3000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	7.07%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AOCIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2007	rr_AnnualReturn2007	7.05%
Annual Return 2008	rr_AnnualReturn2008	(16.03%)
Annual Return 2009	rr_AnnualReturn2009	15.81%
Annual Return 2010	rr_AnnualReturn2010	9.86%
Annual Return 2011	rr_AnnualReturn2011	3.76%
Annual Return 2012	rr_AnnualReturn2012	10.05%
Annual Return 2013	rr_AnnualReturn2013	10.31%
Annual Return 2014	rr_AnnualReturn2014	6.73%
Annual Return 2015	rr_AnnualReturn2015	(1.39%)
Annual Return 2016	rr_AnnualReturn2016	5.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.82%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: CONSERVATIVE | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AORSX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,578
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	5.64%	[21]
10 Years	rr_AverageAnnualReturnYear10	4.29%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2015
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® Portfolio: Moderate
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a sizeable portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	64.00%	Fixed-Income Securities (Bond Funds)	32.00%
Core Equity Plus Fund	4.00%	Diversified Bond Fund	14.50%
Emerging Markets Fund	4.00%	Emerging Markets Debt Fund	2.00%
Equity Growth Fund	11.00%	Global Bond Fund	5.00%
Growth Fund	7.00%	Inflation-Adjusted Bond Fund	5.00%
Heritage Fund	5.00%	International Bond Fund	2.00%
International Growth Fund	6.50%	NT High Income Fund	2.50%
Large Company Value Fund	8.50%	Short Duration Inflation Protection Bond Fund	1.00%
Mid Cap Value Fund	5.50%
NT Disciplined Growth Fund	2.00%	Cash Equivalents (Money Market Funds)	4.00%
NT Global Real Estate Fund	2.00%	U.S. Government Money Market Fund	4.00%
NT International Small-Mid Cap Fund	1.50%
NT International Value Fund	5.00%
Small Company Fund	2.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	53-73%	21-41%	0-15%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 11.86% Lowest Performance Quarter (4Q 2008): -14.20%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.50%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE | Russell 3000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	7.07%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AOMIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2007	rr_AnnualReturn2007	9.82%
Annual Return 2008	rr_AnnualReturn2008	(25.92%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	12.74%
Annual Return 2011	rr_AnnualReturn2011	0.88%
Annual Return 2012	rr_AnnualReturn2012	13.23%
Annual Return 2013	rr_AnnualReturn2013	16.04%
Annual Return 2014	rr_AnnualReturn2014	6.98%
Annual Return 2015	rr_AnnualReturn2015	(1.56%)
Annual Return 2016	rr_AnnualReturn2016	6.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.20%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.28%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: MODERATE | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AORMX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,679
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	7.51%	[21]
10 Years	rr_AverageAnnualReturnYear10	4.67%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2015
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® Portfolio: Aggressive
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	79.00%	Fixed-Income Securities (Bond Funds)	20.00%
Core Equity Plus Fund	4.50%	Diversified Bond Fund	7.00%
Emerging Markets Fund	6.50%	Emerging Markets Debt Fund	1.50%
Equity Growth Fund	10.00%	Global Bond Fund	3.00%
Growth Fund	10.50%	Inflation-Adjusted Bond Fund	3.00%
Heritage Fund	7.50%	NT High Income Fund	4.50%
International Growth Fund	8.50%	Short Duration Inflation Protection Bond Fund	1.00%
Large Company Value Fund	9.50%
Mid Cap Value Fund	5.75%	Cash Equivalents (Money Market Funds)	1.00%
NT Disciplined Growth Fund	3.00%	U.S. Government Money Market Fund	1.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	2.00%
NT International Value Fund	6.00%
Small Company Fund	2.25%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	60-90%	10-30%	0-15%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 13.90% Lowest Performance Quarter (4Q 2008): -18.80%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 14.25%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE | Russell 3000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	7.07%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AOGIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Annual Return 2007	rr_AnnualReturn2007	13.65%
Annual Return 2008	rr_AnnualReturn2008	(33.87%)
Annual Return 2009	rr_AnnualReturn2009	26.68%
Annual Return 2010	rr_AnnualReturn2010	15.59%
Annual Return 2011	rr_AnnualReturn2011	(1.68%)
Annual Return 2012	rr_AnnualReturn2012	15.42%
Annual Return 2013	rr_AnnualReturn2013	20.60%
Annual Return 2014	rr_AnnualReturn2014	7.31%
Annual Return 2015	rr_AnnualReturn2015	(1.26%)
Annual Return 2016	rr_AnnualReturn2016	6.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.89%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: AGGRESSIVE | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AORYX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,778
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	8.96%	[21]
10 Years	rr_AverageAnnualReturnYear10	4.95%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2015
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice® Portfolio: Very Aggressive
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy generally invests in equity securities. However, if the portfolio managers believe it is prudent, the fund may invest a portion of its assets in fixed-income securities and cash equivalent securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	100.00%
Core Equity Plus Fund	4.75%
Emerging Markets Fund	7.50%
Equity Growth Fund	12.25%
Growth Fund	12.50%
Heritage Fund	9.00%
International Growth Fund	10.00%
Large Company Value Fund	11.50%
Mid Cap Value Fund	8.00%
NT Disciplined Growth Fund	4.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	3.00%
NT International Value Fund	8.00%
Small Company Fund	6.50%

Fixed-Income Securities (Bond Funds)	0.00%

Cash Equivalents (Money Market Funds)	0.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	75-100%	0-10%	0-15%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 15.67% Lowest Performance Quarter (4Q 2008): -22.24%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 16.79%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | Russell 3000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	7.07%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AOVIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
Annual Return 2007	rr_AnnualReturn2007	15.08%
Annual Return 2008	rr_AnnualReturn2008	(39.69%)
Annual Return 2009	rr_AnnualReturn2009	28.59%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Annual Return 2011	rr_AnnualReturn2011	(3.78%)
Annual Return 2012	rr_AnnualReturn2012	16.79%
Annual Return 2013	rr_AnnualReturn2013	25.94%
Annual Return 2014	rr_AnnualReturn2014	7.96%
Annual Return 2015	rr_AnnualReturn2015	(1.30%)
Annual Return 2016	rr_AnnualReturn2016	7.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
American Century Asset Allocation Portfolio | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AORVX
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,844
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.85%	[21]
5 Years	rr_AverageAnnualReturnYear05	10.40%	[21]
10 Years	rr_AverageAnnualReturnYear10	4.84%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2015

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[5]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[6]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[7]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[8]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[9]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2020 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2020 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[10]	Because the S&P Target Date To 2025 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2025 Index are also shown to cover the 10-year period.
[11]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[12]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[13]	Because the S&P Target Date To 2035 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2035 Index are also shown to cover the 10-year period.
[14]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[15]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[16]	Because the S&P Target Date To 2045 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2045 Index are also shown to cover the 10-year period.
[17]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[18]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[19]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[20]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[21]	Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.